ENVIRONMENTAL LIABILITIES - Summary of Movements in Environmental Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accrual for Environmental Loss Contingencies [Roll Forward]
Environmental liabilities - beginning	$ 79	$ 93
Interest accretion		1
Expenditures	(37)	(31)
Revaluation adjustment	5	16
Environmental liabilities - ending	47	79
Less: current portion	(11)	(38)
Environmental liabilities non current portion	36	41
PCB
Accrual for Environmental Loss Contingencies [Roll Forward]
Environmental liabilities - beginning	39	49
Interest accretion		1
Expenditures	(34)	(28)
Revaluation adjustment	1	17
Environmental liabilities - ending	6	39
Less: current portion	(6)	(33)
Environmental liabilities non current portion	0	6
LAR
Accrual for Environmental Loss Contingencies [Roll Forward]
Environmental liabilities - beginning	40	44
Interest accretion		0
Expenditures	(3)	(3)
Revaluation adjustment	4	(1)
Environmental liabilities - ending	41	40
Less: current portion	(5)	(5)
Environmental liabilities non current portion	$ 36	$ 35